Share Capital and Other Components of Equity - Additional Information (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Feb. 17, 2026 USD ($) $ / shares	Dec. 31, 2025 USD ($) Vote $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Nov. 03, 2026 shares	Dec. 31, 2023 shares
Share Capital And Other Components Of Equity [Line Items]
Number of shares issued			84,408,437		84,441,733
Common Shares
Share Capital And Other Components Of Equity [Line Items]
Common stock voting rights (vote per share) | Vote		1
Number of shares issued		82,151,032	84,408,437		84,441,733
Excess of purchase price charged to retained earnings as share repurchase premium | $		$ 202.9	$ 70.7
Quarterly dividends declared per share | $ / shares		$ 1.82	$ 1.65
Dividend payables | $		$ 150.8	$ 139.5
Dividend payable date		Apr. 15, 2026
Dividend payable of record date		Mar. 31, 2026
Common Shares | Normal Course Issuer Bid
Share Capital And Other Components Of Equity [Line Items]
Number of shares repurchased and cancelled		0
Number of shares repurchased		2,481,295	545,305
Weighted average price per share repurchased common shares | $ / shares		$ 91	$ 140.5
Total purchase price of common shares | $		$ 225.8	$ 76.6
Common Shares | Events After Reporting Period
Share Capital And Other Components Of Equity [Line Items]
Quarterly dividends declared per share | $ / shares	$ 0.47
Dividend payables | $	$ 38.6
Common Shares | Events After Reporting Period | Normal Course Issuer Bid
Share Capital And Other Components Of Equity [Line Items]
Authorized to repurchase for cancellation of shares				7,667,696